Other revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Other Revenues
Noncontrolling interests without SEI	SFr 14	SFr (28)	SFr 25	SFr (14)	SFr 383
Loans held-for-sale	(19)	(8)	(1)	(27)	0
Long-lived assets held-for-sale	1	2	(2)	3	26
Equity method investments	51	46	55	97	116
Other investments	93	(72)	97	21	207
Other	189	186	197	375	377
Other revenues	329	SFr 126	371	455	1,109
Bank
Other Revenues
Other revenues	SFr 339		SFr 408	SFr 496	SFr 1,177